CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current:
Intangible assets	€ 12,639	€ 8,414
Goodwill	4,623	2,517
Property, plant and equipment	5,248	3,860
Non-current derivative assets	226	6
Deferred tax assets	60	27
Other non-current assets	534	337
Total non-current assets	23,330	15,161
Current:
Current derivative assets	150	40
Current tax assets	46	19
Inventories	1,157	681
Amounts receivable from related parties	143	150
Trade accounts receivable	2,305	1,439
Other current assets	271	204
Non-current assets or disposal groups classified as held for sale	223	20
Short term investments	58	0
Cash and cash equivalents	1,407	1,523
Total current assets	5,760	4,076
Total assets	29,090	19,237
Non-current:
Borrowings, less current portion	11,790	6,382
Employee benefit liabilities	138	283
Non-current provisions	48	83
Non-current derivative liabilities	47	15
Deferred tax liabilities	3,617	2,134
Non-current tax liabilities	110	131
Other non-current liabilities	37	44
Total non-current liabilities	15,787	9,072
Current:
Current portion of borrowings	1,350	805
Current portion of employee benefit liabilities	10	13
Current provisions	86	154
Current derivative liabilities	19	62
Current tax liabilities	181	171
Amounts payable to related parties	210	181
Trade and other payables	4,237	2,754
Total current liabilities	6,093	4,140
Total liabilities	21,880	13,212
EQUITY
Share capital	5	5
Share premium	220	192
Merger reserves	287	287
Other reserves	(156)	(537)
Retained earnings	6,677	6,078
Equity attributable to shareholders	7,033	6,025
Non-controlling interest	177	0
Total equity	7,210	6,025
Total equity and liabilities	€ 29,090	€ 19,237